EQUITY - Narratives (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 classOfShare	Dec. 31, 2022 USD ($) classOfShare shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | classOfShare		5
Proceeds from issuance of preferred units | $		$ 0	$ 0	$ 738
Number Of Classes Of Shares Redeemed | classOfShare	2
Class A shares of Brookfield Properties Retail Holding LLC
Schedule of Partnership Units [Line Items]
Exchange LP Units exchanged (in shares)		8,922,243
Repurchase of BPR units (in shares)		841,950
BPYU Units issued (in shares)		377,209
Forfeitures (in shares)		6,091
Preferred equity
Schedule of Partnership Units [Line Items]
Proceeds from issuance of preferred units | $				288	$ 722
Share issue related cost | $				$ 9	$ 24
Issued capital | $		$ 699	$ 699
Series 1, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued				11,500,000	7,360,000
Par value per share (in dollars per share) | $ / shares				$ 25.00	$ 25.00
Coupon rate (as a percentage)					6.50%
Series 2, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued					10,000,000
Par value per share (in dollars per share) | $ / shares					$ 25.00
Coupon rate (as a percentage)					6.375%
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Schedule of Partnership Units [Line Items]
Coupon rate (as a percentage)				5.75%
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		1.00%
Units outstanding (in shares)		139,000	139,000	139,000	139,000
Exchange LP Units exchanged (in shares)		0	0	0
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		49.00%
Units outstanding (in shares)		298,987,000	298,987,000	435,980,000	439,802,000
Exchange LP Units exchanged (in shares)		0	128,000	169,000
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		529,473,303	529,473,303	451,365,017
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		4,759,997	4,759,997	4,759,997
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		1,571,709	1,818,717	1,899,661
Award vesting period		5 years